Commitments and Contingencies (Details)								6 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 01, 2020 USD ($)	Dec. 01, 2020 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Commitments and Contingencies [Line Items]
Total contracts value								$ 2,000,000
Acquisition Agreement [Member]
Commitments and Contingencies [Line Items]
Total cash consideration						$ 2,400,000	$ 3,228,720
Total contracts value								2,000,000
Deposits	$ 1,443,480							1,443,480	$ 1,856,171	$ 1,856,171
Consap Pte Ltd [Member] | Mr. Chee Wai Chan [Member]
Commitments and Contingencies [Line Items]
Equity interest percentage						100.00%	100.00%
Consap Pte Ltd [Member] | Acquisition Agreement [Member]
Commitments and Contingencies [Line Items]
Consideration				$ 1,000,000
Total contracts value	$ 1,400,000		$ 2,000,000
RP Singapore [Member] | Acquisition Agreement [Member]
Commitments and Contingencies [Line Items]
Total cash consideration						$ 1,400,000	$ 1,856,171
Consideration								$ 1,000,000
Total contracts value		$ 2,000,000	$ 1,400,000		$ 2,000,000